Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of additional information [text block]
10.	ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following income statement accounts for the years ended in December 31, 2021, 2020 and 2019:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2021	2020	2019	2021	2020	2019

Cost of sales (i)	3,326.6	2,980.4	2,671.6	16.4	15.7	12.4
Distribution expenses	654.1	441.7	649.0	-	-	-
Sales and marketing expenses	700.3	787.9	557.7	84.3	219.9	319.4
Administrative expenses	331.4	453.6	272.0	304.2	276.1	195.5
	5,012.4	4,663.6	4,150.3	404.9	511.7	527.3

(i) These amounts added to R$2,247.9 (R$2,175.1 and R$1,976.7 as at December 31, 2020 and 2019, respectively) mentioned in Note 9 - Payroll and related benefits, total R$5,591.0 (R$5,171.2 and R$4,660.7 as at December 31, 2020 and 2019, respectively). The remaining amount of R$30,068.8 (R$21,894.9 and R$17,017.5 as at December 31, 2020and 2019, respectively), recorded in the cost of sales, refers to other production costs.